Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Property and equipment at December 31, 2012 and 2011 consisted of the following (in thousands):

	2012	2011
Furniture, fixtures and equipment	$6,891	$5,776
Computers and related equipment	6,918	5,414
Computer software	32,871	27,306
Leasehold improvements	5,417	4,633
Work-in-progress	9,937	4,751
	62,034	47,880
Less -- accumulated depreciation and amortization	(35,172)	(29,823)
	$26,862	$18,057